COMMITMENTS: (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
COMMITMENTS: [Abstract]
Rental expenses	$ 176	$ 72
Future minimum lease commitments under non-cancelable operating lease agreements, 2015	87
Future minimum lease commitments under non-cancelable operating lease agreements, 2016	166
Future minimum lease commitments under non-cancelable operating lease agreements, 2017	65
Lien amount in respect of bank guarantees granted in order to secure the lease agreements	$ 106